(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Summary of (Loss) Earnings Per Share
Basic (loss) earnings per share is computed by dividing net (loss) income available to ordinary shareholders by the weighted average number of ordinary shares outstanding for the years ended December 31, 2021, 2022 and 2023:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator
Net (loss) income available to Full Truck Alliance Co. Ltd.	(3,654,448)	406,762	2,212,888
Deemed dividend	(518,432)	—	—
Net (loss) income available to ordinary shareholders—basic	(4,172,880)	406,762	2,212,888
Dilutive effect arising from stock options of a subsidiary	—	—	(23)

Net (loss) income available to ordinary shareholders—diluted	(4,172,880)	406,762	2,212,865
Denominator
Weighted average number of ordinary shares outstanding—basic	13,445,972,280	21,517,856,981	21,111,924,886
Adjustments for dilutive share options of the Group	—	61,759,408	50,426,575

Weighted average number of ordinary shares outstanding—diluted	13,445,972,280	21,579,616,389	21,162,351,461
(Loss) earnings per share—basic	(0.31)	0.02	0.10

(Loss) earnings per share—diluted	(0.31)	0.02	0.10